Rule 497(e)
                                                   File No. 33-58504



                            AIG LIFE INSURANCE COMPANY
                                VARIABLE ACCOUNT I
                              PROSPECTUS SUPPLEMENT
                                December 11, 1997


   Supplement to the Individual Deferred Variable Annuity Contracts Prospectus dated May 1, 1997.


   This  supplement  provides information regarding a change in the investment
   options  available  under  the  Contract.   The following portfolios are no
   longer available to Owners as investment options:

   Short-Term Multi-Market Portfolio, Conservative Investors Portfolio and Growth Investors Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.






                                                         Rule 497(e)

                                                   File No. 33-58504


                            AIG LIFE INSURANCE COMPANY
                                VARIABLE ACCOUNT I
                              PROSPECTUS SUPPLEMENT
                                December 11, 1997


   Supplement to the Individual and Group Single Premium and Flexible Premium Variable Annuity Contracts Prospectus dated May 1, 1997.


   This supplement provides information regarding changes in the investment options available under the Contract. The following portfolios are no longer available to Contract Owners as investment options for future premium allocation:

   Growth Investors Portfolio and Conservative Investors Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; Worldwide Balanced Fund of the VAN ECK WORLDWIDE INSURANCE TRUST; VIP Overseas Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND; and the Short-Term Retirement Portfolio, Medium-Term Retirement Portfolio and Long-Term Retirement Portfolio of the TOMORROW FUNDS RETIREMENT TRUST.

   At any time, the Contract Owner may transfer remaining Contract Value from the above portfolios to any other investment options available under the Contract.


   This supplement also provides information regarding the following investment options that are now available to Contract Owners:

   Capital Appreciation Fund and International Equity Fund of the AIM VARIABLE INSURANCE FUNDS, INC. ("AIM Funds"); Global Bond Portfolio and Premier Growth Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Fund"); VIP II Contrafund Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II ("Fidelity Fund II"); Worldwide Emerging Markets Fund of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds").





   This supplement adds the following information to the Prospectus under the headings indicated:

   -  SUMMARY OF EXPENSES

   Annual Fund Expenses After Expense Reimbursements (as of December 31, 1996)

                                 Management        Other          Total Portfolio
   Portfolio                        Fee           Expenses         Expenses
   AIM Capital Appreciation  .      0.64%          0.09%             0.73%
   AIM International Equity  .      0.75%          0.21%             0.96%
   Alliance Global Bond  . . .      0.44%          0.50%             0.94%
   Alliance Premier Growth . .      0.72%          0.23%             0.95%
   Fidelity VIP II Contrafund       0.61%          0.10%             0.71%
   Van Eck Worldwide
     Emerging Markets* . . . .      0.00%          0.00%             0.00%

   * If not waived, the gross expenses of Van Eck Worldwide Emerging Markets Fund would have been 2.64% (Management Fee of 1.00% and Other Expenses of 1.64% - Annualized).



   Expenses on a hypothetical $1,000 single premium policy, assuming 5% growth:

                                                If you surrender
   Portfolio                        1 Year      3 years  5 years     10 years
   AIM Capital Appreciation  .        $78         $108        $138        $252
   AIM International Equity  .        $80         $114        $149        $276
   Alliance Global Bond  . . .        $80         $114        $149        $274
   Alliance Premier Growth . .        $80         $114        $149        $275
   Fidelity VIP II Contrafund         $78         $107        $137        $250
   Van Eck Worldwide
      Emerging Markets . . . .         $71        $86         $101        $175



















   Expenses on a hypothetical $1,000 flexible premium policy, assuming 5% growth:

                                                If you surrender
   Portfolio                           1 Year      3 years     5 years     10 years
   AIM Capital Appreciation            $76         $105        $135        $252
   AIM International Equity            $79         $111        $147        $276
   Alliance Global Bond  . .           $78         $111        $146        $274
   Alliance Premier Growth .           $78         $111        $146        $275
   Fidelity VIP II Contrafund          $76         $104        $134        $250
   Van Eck Worldwide
      Emerging Markets . . .           $69         $82         $98         $175

   Expenses on a hypothetical $1,000 single or flexible premium policy, assuming 5% growth:

                                      If you annuitize or if you do not surrender
   Portfolio                          1 Year    3 years  5 years     10 years
   AIM Capital Appreciation           $22        $69         $117        $252
   AIM International Equity           $25        $75         $129        $276
   Alliance Global Bond  . .          $24        $75         $128        $274
   Alliance Premier Growth .          $24        $75         $129        $275
   Fidelity VIP II Contrafund         $22        $68          $116       $250
   Van Eck Worldwide
      Emerging Markets . . .          $15        $46         $80         $175

   -  THE FUNDS

   Under "ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.," the following language is added:

   Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

   Premier Growth Portfolio - seeks growth of capital rather than current income. In pursuing its investment objectives, the Portfolio will employ aggressive investment policies. Since investments will be made based upon the potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.







   Under "FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS," the following language is added:

   VIP II Contrafund Portfolio - seeks to increase the value of investment over the long term, by investing mainly in equity securities of companies that are undervalued or out-of-favor.


   Under "VAN ECK WORLDWIDE INSURANCE TRUST," the following language is added:

   Worldwide Emerging Markets Fund - seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.


   The following language is added as a new paragraph:

   AIM VARIABLE INSURANCE FUNDS, INC.

   Capital Appreciation Fund - seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

   International Equity Fund ("International Fund") - seeks to provide long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM Advisor, Inc. to have strong earnings momentum.

   AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, serves as the investment advisor to the AIM Funds pursuant to a new master investor advisory agreement. More detailed information regarding management of the Funds, investment objectives, investment advisory fees and other charges assessed by the AIM Funds are contained in the prospectus for the Funds included with this Prospectus.
























                        . . .                Rule 497(e)
                       . . .                File No. 33-58504


                            AIG LIFE INSURANCE COMPANY
                                VARIABLE ACCOUNT I
                              PROSPECTUS SUPPLEMENT
                                December 11, 1997


   Supplement to the Individual Deferred Variable Annuity Contracts Prospectus dated May 1, 1997.


   This supplement provides information regarding changes in the investment options available under the Contract. The following portfolios are no longer available to Owners as investment options for future premium allocation:

   Growth Investors Portfolio and Conservative Investors Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; Worldwide Balanced Fund of the VAN ECK WORLDWIDE INSURANCE TRUST; VIP Overseas Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND; and the Short-Term Retirement Portfolio, Medium-Term Retirement Portfolio and Long-Term Retirement Portfolio of the TOMORROW FUNDS RETIREMENT TRUST.

   At any time, the Owner may transfer Contract Value from the above portfolios to any other investment options available under the Contract.


   This supplement also provides information regarding the following investment options that are now available to Owners:

   Capital Appreciation Fund and International Equity Fund of the AIM VARIABLE INSURANCE FUNDS, INC. ("AIM Funds"); Global Bond Portfolio and Premier Growth Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Fund"); VIP II Contrafund Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II ("Fidelity Fund II"); Worldwide Emerging Markets Fund of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds").





   This supplement adds the following information to the Prospectus under the headings indicated:

   -  SUMMARY OF EXPENSES

   Annual Fund Expenses After Expense Reimbursements (as of December 31, 1996)

                                 Management        Other          Total Portfolio
   Portfolio                      Fee                    Expenses            Expenses
   AIM Capital Appreciation  .       0.64%         0.09%             0.73%
   AIM International Equity  .       0.75%         0.21%             0.96%
   Alliance Global Bond  . . .         0.44%       0.50%             0.94%
   Alliance Premier Growth . .       0.72%         0.23%             0.95%
   Fidelity VIP II Contrafund        0.61%         0.10%             0.71%
   Van Eck Worldwide
     Emerging Markets* . . . .         0.00%       0.00%             0.00%

   * If not waived, the gross expenses of Van Eck Worldwide Emerging Markets Fund would have been 2.64% (Management Fee of 1.00% and Other Expenses of 1.64% - Annualized).


   Expenses on a hypothetical $1,000 policy, assuming 5% growth:

                                                If you surrender
   Portfolio                       1 Year      3 years     5 years    10 years
   AIM Capital Appreciation  .       $76         $114        $153        $252
   AIM International Equity  .       $79         $120        $165        $276
    Alliance Global Bond     .       $78         $120        $164        $274
   Alliance Premier Growth           $78         $120        $165        $275
   Fidelity VIP II Contrafund        $76         $113        $152        $250
   Van Eck Worldwide
      Emerging Markets . . . .       $69         $91         $116        $175





















   Expenses on a hypothetical $1,000 policy, assuming 5% growth:

                                If you annuitize or if you do not surrender
   Portfolio                        1 Year  3 years      5 years     10 years
   AIM Capital Appreciation  .      $22         $69         $117        $252
   AIM International Equity  .      $25         $75         $129        $276
   Alliance Global Bond  . . .      $24         $75         $128        $274
   Alliance Premier Growth . .      $24         $75         $129        $275
   Fidelity VIP II Contrafund       $22         $68         $116        $250
   Van Eck Worldwide
      Emerging Markets . . .        $15       $46            $80         $175

   -  THE FUNDS

   Under "ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.," the following language is added:

   Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

   Premier Growth Portfolio - seeks growth of capital rather than current income. In pursuing its investment objectives, the Portfolio will employ aggressive investment policies. Since investments will be made based upon the potential for capital appreciation, current income will be incidental to the objective of capital growth. The Portfolio is not intended for investors whose principal objective is assured income or preservation of capital.


   Under "FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS," the following language is added:

   VIP II Contrafund Portfolio - seeks to increase the value of investment over the long term, by investing mainly in equity securities of companies that are undervalued or out-of-favor.


   Under "VAN ECK WORLDWIDE INSURANCE TRUST", the following language is added:

   Worldwide Emerging Markets Fund - seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.









   The following language is added as a new paragraph:

   AIM VARIABLE INSURANCE FUNDS, INC.

   Capital Appreciation Fund - seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

   International Equity Fund ("International Fund") - seeks to provide long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM Advisors, Inc. to have strong earnings momentum.

   AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173, serves as the investment advisor to the AIM Funds pursuant to a new master investor advisory agreement. More detailed information regarding management of the Funds, investment objectives, investment advisory fees and other charges assessed by the AIM Funds are contained in the prospectus for the Funds included with this Prospectus.

































